Comparative information 2021 - Summary of Income Tax Related to Components of Other Comprehensive Income and Retained Earning (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Items that will not be reclassified to profit and loss:
Remeasurements of defined benefit plans	€ 17	€ (249)
Items that may be reclassified subsequently to profit and loss:
Changes in cash flow hedging reserve	42	42
Movement in foreign currency translation and net foreign investment hedging reserve	3	(12)
Total income tax related to components of other comprehensive income	(154)	312
Income tax related to equity instruments and other
Total income tax recognized directly in retained earnings	€ 18	€ 3
Previously Reported [Member] | IFRS4 and IAS39 [Member]
Items that will not be reclassified to profit and loss:
Changes in revaluation reserve real estate held for own use			€ 1
Remeasurements of defined benefit plans			(78)
Total items that will not be reclassified to profit and loss			(77)
Items that may be reclassified subsequently to profit and loss:
(Gains) / losses on revaluation of available-for-sale investments			269
(Gains) / losses transferred to the income statement on disposal and impairment of available-for-sale investments			71
Changes in cash flow hedging reserve			47
Movement in foreign currency translation and net foreign investment hedging reserve			3
Total items that may be reclassified subsequently to profit and loss			390
Total income tax related to components of other comprehensive income			313
Income tax related to equity instruments and other
Income tax related to equity instruments			13
Other			3
Total income tax recognized directly in retained earnings			€ 16